Supplemental information on statement of cash flows (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Supplemental Information On Statement Of Cash Flows
Cash and cash equivalents in statements of financial position	$ 7,996	$ 10,467
Cash and cash equivalents classified as assets held for sale		13
Cash and cash equivalents at the beginning of the year	$ 7,996	$ 10,480